SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Jul. 27, 2022 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2022	Jul. 28, 2022 USD ($)	Nov. 15, 2021 USD ($)	Dec. 31, 2019 USD ($)
Concentration Risk [Line Items]
Cash, cash equivalents and restricted cash	$ 10,163	$ 6,477	$ 10,163	$ 13,444	$ 8,572		$ 78		$ 3,391
Restricted cash	1,470		1,470	650
Cash and cash equivalents	8,693		$ 8,693	12,794
Period after which production costs will be expensed for advertising that has not yet occurred			12 months
Shipping and handling costs	2,000	600		1,000	200
Advertising expense	11,700	$ 6,800		9,200	5,900
Valuation allowance	7,944		$ 7,944	14,060	0
Uncertain tax positions	0		0	0	0
Unrecognized tax benefits, accrued interest and penalties	$ 0		0	0	$ 0
Number of reportable segments | segment	2	1
Number of operating segments | segment	2	1
Operating right-of-use asset	$ 16,384		16,384	$ 0
Operating lease liability	$ 19,923		$ 19,923
Maximum
Concentration Risk [Line Items]
Customer payment period			90 days
Minimum
Concentration Risk [Line Items]
Customer payment period			30 days
Internal-Use Software and Website Development Costs | Maximum
Concentration Risk [Line Items]
Estimated useful life (in years)	3 years		3 years
Cumulative Effect, Period of Adoption, Adjustment
Concentration Risk [Line Items]
Operating right-of-use asset							13,000
Operating lease liability							$ 16,600
Milk
Concentration Risk [Line Items]
Restricted cash								$ 800
Founder Awards
Concentration Risk [Line Items]
Percent of award vesting period						50.00%
Inventory Purchases | Supplier Concentration Risk | Vendor One
Concentration Risk [Line Items]
Concentration risk, percentage	27.00%	23.00%		45.00%
Inventory Purchases | Supplier Concentration Risk | Vendor Two
Concentration Risk [Line Items]
Concentration risk, percentage		12.00%		11.00%
Inventory Purchases | Supplier Concentration Risk | Vendor Three
Concentration Risk [Line Items]
Concentration risk, percentage		12.00%
Accounts Payable | Lender Concentration Risk | Vendor One
Concentration Risk [Line Items]
Concentration risk, percentage			15.00%	24.00%
Accounts Payable | Lender Concentration Risk | Vendor Two
Concentration Risk [Line Items]
Concentration risk, percentage			12.00%
Customer One | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage			50.00%	41.00%
Customer Two | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage			19.00%	14.00%
Customer Three | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage				10.00%